Stockholders' Equity/ (Deficit) - Schedule of Stock Option Activity (Details)	3 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Equity [Abstract]
Number of Shares Outstanding, Beginning Balance | shares	16,667
Number of Shares Outstanding, Granted | shares	280,000
Number of Shares Outstanding, Ending Balance | shares	296,667
Number of Shares, Options Vested and Exercisable, Ending Balance | shares	296,667
Weighted Average Exercise Price, Beginning Balance	$ 28.20
Weighted Average Exercise Price, Granted	7.20
Weighted Average Exercise Price, Ending Balance	8.38
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 8.38
Total Intrinsic Value, Beginning Balance | $
Total Intrinsic Value, Granted	$ 322,000
Total Intrinsic Value, Ending Balance | $	$ 322,000
Total Intrinsic Value Options Vested and Exercisable, Ending Balance | $	$ 322,000
Weighted Average Remaining Contractual Life (in Years), Beginning Balance	8 years 1 month 6 days
Weighted Average Remaining Contractual Life (in Years), Granted	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance	4 years 10 months 25 days
Weighted Average Remaining Contractual Life (in Years) Options vested and Exercisable, Ending Balance	4 years 10 months 25 days